Closed Block (Revenues and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums	$ 1,804	$ 1,850	$ 1,918
Net investment income	1,902	1,982	2,093
Net investment gains (losses)	(10)	(23)	7
Net derivative gains (losses)	25	27	20
Total revenues	3,721	3,836	4,038
Expenses
Policyholder benefits and claims	2,563	2,564	2,598
Policyholder dividends	953	1,015	988
Other expenses	133	143	155
Total expenses	3,649	3,722	3,741
Revenues, net of expenses before provision for income tax expense (benefit)	72	114	297
Provision for income tax expense (benefit)	24	41	104
Revenues, net of expenses and provision for income tax expense (benefit)	$ 48	$ 73	$ 193